UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Congress Street Fund

March 31, 2005

CST-QTLY-0505

1.814642.100

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 3.9%
Media - 3.9%
Knight-Ridder, Inc.	40,703	$ 2,737,277
CONSUMER STAPLES - 12.6%
Beverages - 6.8%
Anheuser-Busch Companies, Inc.	53,737	2,546,596
The Coca-Cola Co.	52,183	2,174,466
		4,721,062
Food Products - 0.2%
Del Monte Foods Co. (a)	12,822	139,119
Household Products - 2.1%
Colgate-Palmolive Co.	27,504	1,434,884
Tobacco - 3.5%
Altria Group, Inc.	36,409	2,380,785
TOTAL CONSUMER STAPLES		8,675,850
ENERGY - 12.9%
Oil & Gas - 12.9%
ChevronTexaco Corp.	41,316	2,409,136
Exxon Mobil Corp.	108,668	6,476,612
		8,885,748
FINANCIALS - 4.3%
Diversified Financial Services - 4.1%
Citigroup, Inc.	52,560	2,362,046
J.P. Morgan Chase & Co.	14,652	506,959
		2,869,005
Insurance - 0.2%
St. Paul Travelers Companies, Inc.	3,053	112,137
TOTAL FINANCIALS		2,981,142
HEALTH CARE - 20.4%
Health Care Equipment & Supplies - 5.2%
Guidant Corp.	48,384	3,575,578
Pharmaceuticals - 15.2%
Eli Lilly & Co.	10,307	536,995
Johnson & Johnson	80,088	5,378,710
Merck & Co., Inc.	29,272	947,535
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	52,014	$ 1,366,408
Wyeth	54,380	2,293,748
		10,523,396
TOTAL HEALTH CARE		14,098,974
INDUSTRIALS - 20.4%
Aerospace & Defense - 10.3%
The Boeing Co.	32,351	1,891,239
United Technologies Corp.	51,452	5,230,610
		7,121,849
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	14,500	418,325
Industrial Conglomerates - 8.5%
General Electric Co.	162,502	5,859,822
Road & Rail - 1.0%
Union Pacific Corp.	9,660	673,302
TOTAL INDUSTRIALS		14,073,298
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 3.2%
Motorola, Inc.	148,689	2,225,874
Computers & Peripherals - 7.3%
Hewlett-Packard Co.	103,919	2,279,983
International Business Machines Corp.	29,934	2,735,369
		5,015,352
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	21,436	475,879
Semiconductors & Semiconductor Equipment - 2.2%
Freescale Semiconductor, Inc. Class B (a)	16,417	283,193
Intel Corp.	54,105	1,256,859
		1,540,052
Software - 0.9%
Microsoft Corp.	24,730	597,724
TOTAL INFORMATION TECHNOLOGY		9,854,881
Common Stocks - continued
	Shares	Value
MATERIALS - 5.6%
Chemicals - 1.4%
Eastman Chemical Co.	8,793	$ 518,787
Monsanto Co.	6,548	422,346
		941,133
Paper & Forest Products - 4.2%
International Paper Co.	79,281	2,916,748
TOTAL MATERIALS		3,857,881
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	78,873	2,799,992
UTILITIES - 0.3%
Electric Utilities - 0.3%
Consolidated Edison, Inc.	4,683	197,529
TOTAL COMMON STOCKS (Cost $14,215,385)		68,162,572
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.51%, dated 3/31/05 due 4/1/05) (Cost $817,000)	$ 817,057	817,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $15,032,385)		68,979,572
NET OTHER ASSETS - 0.1%		64,200
NET ASSETS - 100%		$ 69,043,772
Legend
(a) Non-income producing
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $15,032,384. Net unrealized appreciation aggregated $53,947,188, of which $55,083,075 related to appreciated investment securities and $1,135,887 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005